Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 17 — Commitments and contingencies

Operating lease commitments

For the details on future minimum lease payments under the non-cancelable operating leases as of June 30, 2026, please refer to a section headed “operating lease right-of-use assets and operating lease liabilities” set forth in the Note 8 to the Consolidated Financial Statements.

Capital commitments

As of December 31, 2025 and June 30, 2026, the Company did not have any capital commitments.

Legal proceedings

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of December 31, 2025, and through the issuance date of these consolidated financial statements.